Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance as of December 31, 2023	4,427
Revision to estimates	(58)
Monetary and present value adjustments	85
Disbursements	(191)
Translation adjustments	(556)
Balance as of June 30, 2024	3,707